SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - CAD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Related Party Transactions
Management fees	$ 1,701,211	$ 436,626
Due diligence BCL		90,000
Corporate and administration expenses	40,884	96,555
Total	$ 1,742,095	$ 623,181